UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JDS Capital Management, Inc.
Address: 780 3RD AVENUE,  45TH FLOOR
         NEW YORK, NY 10017-2024

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place, and Date of Signing:

             August 8, 2000
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   562904

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
D 3DO COMPANY COM              COMMON STOCK     88553W105     4706   600000  SH        SOLE     01          600000    0        0
D AMERICA ONLINE INC COM STK   OPTIONS - CALLS  02364JEGK   126450  2400000  SH  CALL  SOLE     01         2400000    0        0
D AMERICA ONLINE INC COM STK   OPTIONS - CALLS  02364JEJL   105375  2000000  SH  CALL  SOLE     01         2000000    0        0
D BLOCKBUSTER INC CLASS A
  COM SK                       COMMON STOCK     093679108    23250  2400000  SH        SOLE     01         2400000    0        0
D CHESAPEAKE ENERGY CORP COM   COMMON STOCK     165167107      993   126140  SH        SOLE     01          126140    0        0
D COMPAQ COMPUTER CORP COM     OPTIONS - CALLS  2044930GF    10225   400000  SH  CALL  SOLE     01          400000    0        0
D CURAGEN CORP COM             COMMON STOCK     23126R101    16748   440000  SH        SOLE     01          440000    0        0
D FUTURELINK CORP              COMMON STOCK     36114Q208     2300   320000  SH        SOLE     01          320000    0        0
D GEMSTAR INTL GROUP LTD COM   COMMON STOCK     G3788V106    49669   808240  SH        SOLE     01          808240    0        0
D GEMSTAR INTL GROUP LTD COM   OPTIONS - CALLS  G3788V4GJ     4916    80000  SH  CALL  SOLE     01           80000    0        0
D GEMSTAR INTL GROUP LTD COM   OPTIONS - CALLS  G3788V4HJ    49163   800000  SH  CALL  SOLE     01          800000    0        0
D GEMSTAR INTL GROUP LTD COM   OPTIONS - CALLS  G3788V4HK    49163   800000  SH  CALL  SOLE     01          800000    0        0
D GEMSTAR INTL GROUP LTD COM   OPTIONS - CALLS  G3788V4HL    31956   520000  SH  CALL  SOLE     01          520000    0        0
D GENERAL MAGIC INC COM        COMMON STOCK     370253106     2620   320000  SH        SOLE     01          320000    0        0
D INCYTE GENOMICS INC          COMMON STOCK     45337C102    13150   160000  SH        SOLE     01          160000    0        0
D KANA COMMS COM STK           COMMON STOCK     483600102     2475    40000  SH        SOLE     01           40000    0        0
D MACROVISION CORP COM         COMMON STOCK     555904101    28420   444600  SH        SOLE     01          444600    0        0
D MIDWAY GAMES INC COM         COMMON STOCK     598148104     1774   220000  SH        SOLE     01          220000    0        0
D NEWS CORP LTD ADR NEW        ADRS STOCKS      652487703    13080   240000  SH        SOLE     01          240000    0        0
D PACKETEER INC COM STK        COMMON STOCK     695210104     6990   240000  SH        SOLE     01          240000    0        0
D PAXSON COMMUNICATIONS CORP   COMMON STOCK     704231109      670    83760  SH        SOLE     01           83760    0        0
D TICKETMASTER ONLINE CITY-B   COMMON STOCK     88633P203     8359   524480  SH        SOLE     01          524480    0        0
D TIVO INC COM STK             COMMON STOCK     888706108     2800    80000  SH        SOLE     01           80000    0        0
D VALUEVISION INTL INC COM     COMMON STOCK     92047K107     7652   318840  SH        SOLE     01          318840    0        0
S REPORT SUMMARY               24 DATA RECORDS              562904        1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED